Note 11 - Supplemental Cash Flow Information - Schedule of Cash Flow Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Exploration and evaluation assets expenditures included in trade and other payables	$ 694,167	$ 493,943	$ 535,254
Fair value of finders’ warrants	36,566	180,691	17,918
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants
Fair value of cash stock options transferred to share capital on exercise of options	6,670	496,859	43,180
Fair value of cashless stock options transferred to share capital on exercise of options
Cash	2,580,580	1,449,184
Term Deposits	2,500,000	14,885,350
Total cash and cash equivalents	5,080,580	16,334,534	9,770,006	$ 6,222,778
Issued capital [member]
Statement Line Items [Line Items]
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants		12,797	5,984
Fair value of cashless stock options transferred to share capital on exercise of options	$ 160,080	$ 387,930	$ 108,300